ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES
14. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2013 and 2012 were as follows:

	As of December 31,	As of December 31,
	2013	2012

Accrued interest	$6,650	$2,269
Accrued claims	3,441	3,454
Other accrued expenses	5,082	4,937
	$15,173	$10,660

In accrued interest as of December 31, 2013 and 2012, an amount of $1,095 and $1,995, respectively, represents interest due and payable as of such date.